Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 20,602,870
Dividend income	11,990,952
Interest income	341,445
Total net investment gain	32,935,267
Interest income on notes receivable from participants	66,168
Contributions:
Participants	5,904,002
Employer	2,422,001
Rollovers	242,040
Total contributions	8,568,043
Deductions:
Benefits paid to participants	(18,524,726)
Administrative and other expenses	(86,222)
Total deductions to net assets available for benefits	(18,610,948)
Net increase in net assets available for benefits	22,958,530
Net assets available for benefits:
Beginning of year	188,279,364
End of year	$ 211,237,894